Schedule of investments

Delaware Tax-Free Colorado Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.47%
Corporate Revenue Bonds - 1.41%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$412,709
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,750,000	2,624,720
		3,037,429
Education Revenue Bonds - 12.01%
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,613,286
Board of Trustees For Colorado Mesa University Enterprise
Revenue
Series B 5.00% 5/15/44	1,000,000	1,244,570
Series B 5.00% 5/15/49	750,000	928,147
Colorado Educational & Cultural Facilities Authority
Revenue
(Alexander Dawson School-Nevada Project) 5.00%
5/15/29	1,230,000	1,453,761
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	485,460
Series A 144A 5.25% 7/1/46 #	1,350,000	1,296,257
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,211,262
(Charter School Project) 5.00% 7/15/37	1,150,000	1,217,804
(Community Leadership Academy, Inc. Second Campus
Project) 7.45% 8/1/48	1,000,000	1,085,700
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,897,167
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,075,550
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	451,674
5.00% 12/1/42	540,000	522,299
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	603,537
144A 5.00% 7/1/46 #	500,000	455,270
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	761,677
(Science Technology Engineering and Math School
Project)
5.00% 11/1/54	1,500,000	1,560,105
5.00% 11/1/44	890,000	931,394
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	842,336
144A 5.50% 7/1/49 #	870,000	860,004

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Schedule of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	$445,172
Series A 4.00% 3/1/36	550,000	609,873
(University of Lab Charter School) 5.00% 12/15/45	500,000	526,795
(Vail Mountain School Project)
4.00% 5/1/46	80,000	74,284
5.00% 5/1/31	1,000,000	1,020,460
(Windsor Charter Academy Project) 144A 5.00%
9/1/46 #	890,000	811,253
		25,985,097
Electric Revenue Bonds - 3.91%
Loveland Colorado Electric & Communications Enterprise
Revenue
Series A 5.00% 12/1/44	2,185,000	2,711,192
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,125,627
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	104,975
Series AAA 5.25% 7/1/25 ‡	95,000	58,900
Series CCC 5.25% 7/1/27 ‡	705,000	437,100
Series WW 5.00% 7/1/28 ‡	660,000	407,550
Series XX 4.75% 7/1/26 ‡	105,000	64,313
Series XX 5.25% 7/1/40 ‡	295,000	182,900
Series XX 5.75% 7/1/36 ‡	365,000	228,125
Series ZZ 4.75% 7/1/27 ‡	85,000	52,063
Series ZZ 5.25% 7/1/24 ‡	140,000	86,800
		8,459,545
Healthcare Revenue Bonds - 25.63%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00%
11/15/43	4,000,000	4,443,640
(American Baptist)
7.625% 8/1/33	150,000	155,799
8.00% 8/1/43	1,000,000	1,043,120
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,322,225
(Cappella of Grand Junction Project) 144A 5.00%
12/1/54 #	1,000,000	873,250
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,420,440
6.375% 1/1/41	1,000,000	1,023,040

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	$2,065,240
Series A-1 4.00% 8/1/44	2,000,000	2,048,120
Series A-2 4.00% 8/1/49	3,000,000	3,054,810
Series A-2 5.00% 8/1/38	1,500,000	1,708,785
Series A-2 5.00% 8/1/39	1,500,000	1,702,860
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,057,120
Series A 5.00% 12/1/35	1,000,000	1,021,260
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,751,300
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	485,000	466,555
Series B 5.00% 5/15/48	660,000	575,064
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,073,880
(National Jewish Health Project) 5.00% 1/1/27	300,000	314,190
(Sanford Health) Series A 5.00% 11/1/44	4,500,000	5,195,880
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	2,389,553
Series A 4.00% 1/1/38	3,895,000	4,303,196
Series A 5.00% 1/1/44	3,050,000	3,288,998
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	936,290
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,149,390
(Valley View Hospital Association Project) Series A
4.00% 5/15/35	685,000	750,965
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,044,450
Series A 4.00% 12/1/40	250,000	260,415
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	2,007,493
		55,447,328
Housing Revenue Bonds - 0.09%
Colorado Housing and Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	96,189
Series AA 4.50% 11/1/23 (GNMA)	95,000	96,180
		192,369

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Schedule of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds - 2.10%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	$806,804
5.00% 6/15/36	1,055,000	1,285,549
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	783,233
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,664,265
		4,539,851
Local General Obligation Bonds - 11.67%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	345,195
4.00% 12/1/31	1,000,000	1,147,950
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,339,570
Series A 5.50% 12/1/38	350,000	458,847
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,353,423
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,585,926
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,142,650
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,359,557
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	353,699
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	364,529
5.50% 12/1/38	455,000	462,944
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,275,020
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,168,790
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,522,975
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	998,770

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	$1,002,940
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,246,380
5.00% 12/1/32	660,000	829,494
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,253,020
Weld County School District No. Re-2 Eaton
5.00% 12/1/44	2,000,000	2,553,300
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,481,720
		25,246,699
Pre-Refunded Bonds - 6.91%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 2/1/41-21 §	2,250,000	2,320,853
Series A 5.25% 2/1/33-21 §	1,000,000	1,033,140
Series A 5.25% 1/1/45-23 §	2,000,000	2,242,160
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,398,360
(The Evangelical Lutheran Good Samaritan Society
Project) 5.625% 6/1/43-23 §	1,150,000	1,335,587
(Total Long-Term Care National Obligated Group
Project) Series A 6.25% 11/15/40-20 §	750,000	769,823
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40-20 §	2,500,000	2,566,350
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,285,440
		14,951,713
Special Tax Revenue Bonds - 19.62%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,263,390
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	734,505
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,727,265
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,764,405
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,768,130
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,323,080

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Schedule of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	$1,268,625
Series A 5.25% 1/1/36	1,675,000	1,707,964
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,204,630
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,265,025
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	944,170
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,445,000	3,360,666
Series A-1 5.00% 7/1/58	3,122,000	3,132,178
Series A-2 4.536% 7/1/53	3,000,000	2,821,950
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
6.00% 1/15/34	1,450,000	1,452,987
6.00% 1/15/41	2,400,000	2,404,944
Certificates of Participation
Series A 0.538% 6/1/31	1,540,000	1,540,000
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	828,468
Series A 5.00% 11/1/31	1,495,000	1,833,049
Series A 5.00% 11/1/36	2,750,000	3,309,873
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	496,370
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	307,371
Series A-1 5.00% 12/1/47	700,000	705,656
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	997,571
Tallyn’s Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	736,041
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	572,572
Series B 5.00% 12/1/36	810,000	955,468
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,014,230
		42,440,583

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds - 1.20%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	680,000	$378,250
Series A 5.375% 7/1/33 ‡	675,000	420,187
Series A 8.00% 7/1/35 ‡	1,215,000	665,213
Series B 5.75% 7/1/38 ‡	960,000	586,800
Series C 6.00% 7/1/39 ‡	890,000	552,913
		2,603,363
Transportation Revenue Bonds - 10.36%
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	1,941,120
(Senior U. S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,181,944
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	426,684
Series A 5.00% 11/15/30 (AMT)	1,750,000	2,102,503
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,314,160
Series B 5.00% 11/15/30	1,000,000	1,083,940
Series B 5.00% 11/15/32	1,000,000	1,079,160
Series B 5.00% 11/15/37	8,000,000	8,579,360
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	695,092
Series C 5.375% 9/1/26	2,000,000	2,014,820
		22,418,783
Water & Sewer Revenue Bonds - 2.56%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,217,110
4.00% 12/1/38	1,845,000	2,229,129
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	778,043
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	585,225
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	675,000	731,086
		5,540,593
Total Municipal Bonds (cost $205,185,336)		210,863,353

NQ- 339 [5/20] 7/20 (1236711) 7

Schedule of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investment – 1.00%
Money Market Mutual Fund - 1.00%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield -0.03%)	2,168,006	$2,168,006
Total Short-Term Investment (cost $2,168,006)		2,168,006
Total Value of Securities – 98.47%
(cost $207,353,342)		213,031,359
Receivables and Other Assets Net of Liabilities – 1.53%		3,306,747
Net Assets Applicable to 19,567,876 Shares Outstanding – 100.00%		$216,338,106

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $10,584,114, which represents
4.89% of the Fund’s net assets.
§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association collateral
USD – US Dollar

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